NOTE 16 – SUBSEQUENT EVENTS. (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 14, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Stock Issued During Period, Value, Conversion of Units	$ 2,941,177	$ 400,000	$ 400,000
Stock Issued During Period, Shares, Conversion of Units	400,000